Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Payables Accruals And Provisions [abstract]
Trade payables	$ 161	$ 237
Accruals	617	834
Provisions	94	108
Other current liabilities	61	43
Total payables, accruals and provisions	$ 933	$ 1,222